November 28, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Wellington Fund (the “Trust”)
File No. 2-11444

Commissioners:

Enclosed is the Post-Effective Amendment No. 109 to the Trust’s Registration Statement on
Form N-1A (“Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities
Act of 1933. The purpose of this Amendment is to offer seven new series of the Trust, Vanguard
U.S Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum
Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, Vanguard U.S.
Value Factor ETF, and Vanguard U.S. Multifactor Fund.

Pursuant to the requirements of Rule 485(a)(2), this Amendment designates an effective date of
February 13, 2018. Prior to the effective date of the Amendment, Vanguard will submit a Rule
485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1605.

Sincerely,

/s/ Brian P. Murphy

Brian P. Murphy
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin
U.S. Securities and Exchange Commission